Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	May 2017	September 2017	2018	2019
Risk-free rate of return	3.2%	3.5%	2.7%-3.2%	1.6%-2.5%
Contractual life of option	10 years	10 years	10 years	10 years
Expected term	n/a	n/a	6.5 years	6 or 6.5 years
Estimated volatility rate	70%	70%	70%	70%
Expected dividend yield	0%	0%	0%	0%
Fair value of underlying ordinary shares	9.60	27.93	17.60-24.58	27.23-41.59

Summary of Option Activity

A summary of option activity under the Plan during the years ended December 31, 2017, 2018 and 2019 is presented below:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$
Outstanding at January 1, 2017	7,228,141	0.97	9.00	53,677,170
Granted	264,480	8.76	—	—
Exercised	(100,834)	0.65	—	—
Forfeited	(843,410)	1.11	—	—
Outstanding at December 31, 2017	6,548,377	1.28	8.06	130,668,851
Granted	2,759,750	21.15	—	—
Exercised	(256,065)	0.76	—	—
Forfeited	(290,327)	3.73	—	—
Outstanding at December 31, 2018	8,761,735	7.47	7.80	138,009,758
Granted	1,067,385	32.22	—	—
Exercised	(670,939)	1.57	—	—
Forfeited	(35,201)	25.99	—	—
Outstanding at December 31, 2019	9,122,980	10.73	7.16	281,562,301
Vested and Exercisable as of December 31, 2019	4,379,511	3.51	6.25	166,772,005
Vested or expected to vest as of December 31, 2019	9,122,980	10.73	7.16	281,562,301

Allocation of Compensation Expense Related to Option

The weighted-average grant-date fair value of the options granted in 2017, 2018 and 2019 were $13.92, $14.03 and $20.98 per share, respectively. The Group recorded compensation expense related to the options of $4,752, $9,403 and $14,925 for the years ended December 31, 2017, 2018 and 2019, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	Year ended December 31,
	2017	2018	2019
	$	$	$
Selling, general and administrative	2,215	4,428	6,931
Research and development	2,537	4,975	7,994
Total	4,752	9,403	14,925

Summary of Non-vested Restricted Share Activity

The following table summarized the Group’s non-vested restricted share activity in 2019:

	Numbers of non-vested restricted shares	Weighted average grant date fair value
		$
Non-vested as of January 1, 2018	693,333	2.57
Granted	757,000	20.73
Vested	(338,332)	1.95
Non-vested as of December 31, 2018	1,112,001	15.13
Granted	171,000	27.55
Vested	(539,733)	8.97
Non-vested as of December 31, 2019	743,268	22.45

Allocation of Compensation Expense Related to Restricted Shares	As of December 31, 2019, there was $13,730 of total unrecognized compensation expense related to non-vested restricted shares. The Group recorded compensation expense related to the restricted shares of $5,179, $2,826 and $5,366 for the years ended December 31, 2017, 2018 and 2019, respectively, which were classified in the accompanying consolidated statements of operations as follows:
	Year ended December 31,
	2017	2018	2019
	$	$	$
Selling, general and administrative	3,848	2,206	3,643
Research and development	1,331	620	1,723
Total	5,179	2,826	5,366